Income/(loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
(Loss)/income per share
Income/(loss) per share from continuing operations - basic	$ 0.08	$ 0.5	$ 0.24	$ 0.8
Income/(loss) per share from continuing operations - diluted	0.08	0.49	0.23	0.78
Loss per share from discontinued operations - basic	(0.11)	(0.05)	(0.06)	(0.14)
Loss per share from discontinued operations - diluted	(0.11)	(0.05)	(0.06)	(0.14)
Basic (Loss)/income per share	(0.02)	0.45	0.17	0.66
Diluted (Loss)/income per share	$ (0.02)	$ 0.44	$ 0.17	$ 0.64
Income from continuing operations	$ 28.3	$ 167.7	$ 80.4	$ 267.3
(Loss)/income for the period attributable to owners of the Company, continuing operations	28.3	167.7	80.4	267.3
Income/(loss) from discontinued operation	(36.5)	(20.3)	(19.0)	(56.9)
Exclude: loss for the period attributable to non-controlling interests		3.6	(2.5)	9.1
Income/(loss) for the period attributable to owners of the Company, discontinued operations	(36.5)	(16.7)	(21.5)	(47.8)
(Loss)/income for the period	(8.2)	147.4	61.4	210.4
Exclude: loss for the period attributable to non-controlling interests		3.6	(2.5)	9.1
(Loss)/income for the period attributable to owners of the Company	$ (8.2)	$ 151.0	$ 58.9	$ 219.5
Weighted average number of ordinary shares outstanding, basic	338,341	335,521	337,444	334,886
Weighted average number of potential ordinary shares, dilutive	6,056	7,258	6,489	6,325